Share Based Compensation - Summary of Share Option Activities (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Number of options Outstanding, Beginning Balance	12,300,341
Number of options, Granted	1,880,719
Number of options, Forfeited	(253,868)
Number of options, Exercised	(1,486,283)
Number of options Outstanding, Ending Balance	12,440,909	12,300,341
Number of options, Vest and expect to vest	12,440,909
Number of options, Exercisable	10,853,856
Weighted average exercise price per share, Outstanding, Beginning Balance	¥ 0.71
Weighted average exercise price per share, Granted	0.71
Weighted average exercise price per share, Forfeited	0.71
Weighted average exercise price per share, Exercised	0.71
Weighted average exercise price per share, Outstanding, Ending Balance	0.71	¥ 0.71
Weighted average exercise price per share, Vest and expect to vest	0.71
Weighted average exercise price per share, Exercisable	0.71
Weighted average grant date fair value per share, Outstanding, Beginning Balance	31.81
Weighted average grant date fair value per share, Granted	26.96	13.79	¥ 25.45
Weighted average grant date fair value per share, Forfeited	27.77
Weighted average grant date fair value per share, Exercised	29.38
Weighted average grant date fair value, Outstanding, Ending Balance	31.62	¥ 31.81
Weighted average grant date fair value, Vest and expect to vest	31.62
Weighted average grant date fair value, Exercisable	¥ 34.36
Weighted average remaining contractual life, Outstanding	4 years 11 months 8 days	5 years 2 months 1 day
Weighted average remaining contractual life, Exercisable	4 years 6 months 18 days
Aggregate intrinsic value, Outstanding	¥ 682,163	¥ 369,438
Aggregate intrinsic value, Exercisable	¥ 607,958